Investments In Equity Instruments	12 Months Ended
Dec. 31, 2018
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Investments In Equity Instruments	NOTE 15. INVESTMENTS IN EQUITY INSTRUMENTS The Group’s “Investments in Equity Instruments” are detailed in Schedule A.